Long-Term Notes Receivable and Other Assets (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Long-Term Notes Receivable

As of December 31, 2017 and 2016, the balance of long-term notes receivable was as follows:

	2017		2016
Promissory notes issued by the Mexican Government	Ps	. 147,274,076	Ps	.140,578,871
Other long-term notes receivable(1)		1,218,833		8,028,731

Total long-term notes receivable	Ps	. 148,492,909	Ps	.148,607,602

(1)	For 2016, primarily CENAGAS.

Summary of Promissory Notes Issued

Promissory notes issued by the Mexican Government

	2017		2016
Total promissory notes	Ps	.149,796,282	Ps	.142,124,620
Less: current portion of notes receivable(1)		2,522,206		1,545,749

Long-term promissory notes	Ps	.147,274,076	Ps	.140,578,871

(1)	The current portion of the promissory notes and the total yield payments are allocated under sundry debtors in accounts receivable, net (see Note 7).

Summary of Promissory Notes Maturity Dates and Annual Rates

As of December 31, 2017 and 2016, these promissory notes at discount valued amounted to Ps. 147,274,076 and Ps. 140,578,871, respectively. PEMEX intends is to hold them to maturity. These promissory notes will be converted into cash with annual maturity dates ranging from 2018 to 2042 and annual rates ranging from 4.65% to 7.03% in 2017 and ranging from 2017 to 2042 and annual rates ranging from 4.35% to 7.04% in 2016, as follows:

As of December 31, 2017
Number of Promissory Notes	Maturity	Yield Rate Range	Principal Amount
1	2018	4.65%	Ps.	2,522,206
1	2019	5.14%		3,580,302
1	2020	5.39%		4,421,320
1	2021	5.57%		5,238,081
1	2022	5.74%		5,804,485
5	2023 to 2027	5.87% to 6.32%		34,196,434
5	2028 to 2032	6.47% to 6.81%		35,338,617
5	2033 to 2037	6.85% to 7.03%		32,789,697
5	2038 to 2042	7.02% to 6.94%		25,905,140

	Total promissory notes			149,796,282
	Less: current portion		Ps.	2,522,206

	Long-term notes receivable		Ps.	147,274,076

As of December 31, 2016
Number of Promissory Notes	Maturity	Yield Rate Range	Principal Amount
1	2017	4.35%	Ps.	1,545,749
1	2018	4.65%		2,408,634
1	2019	5.14%		3,402,849
1	2020	5.39%		4,192,132
1	2021	5.57%		4,957,840
5	2022 to 2026	4.74% a 6.11%		30,986,252
5	2027 to 2031	6.32% a 6.77%		33,280,216
5	2032 to 2036	6.81% a 7.00%		31,370,504
6	2037 to 2042	6.94% a 7.04%		29,980,444

	Total promissory notes		Ps.	142,124,620
	Less: current portion			1,545,749

	Long-term notes receivable		Ps.	140,578,871

Summary of Other Assets

At December 31, 2017 and 2016, the balance of other assets was as follows:

	2017		2016
Payments in advance	Ps.	4,683,117	Ps.	2,558,767
License		2,162,151		1,813,605
Rights-of-way		1,967,304		1,940,157
Other		2,672,605		3,200,116

Total other assets	Ps.	11,485,177	Ps.	9,512,645